Acquisitions - Consideration Paid for Acquiring Assets and Liabilities (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Business Combinations [Abstract]
Cash of acquired businesses at acquisition date	£ 29	£ 32	£ 27